February 21, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:             Office of Filings, Information & Consumer Service

Re:	Highland Funds II (formerly “Pyxis Funds II”) (“Trust”) (File Nos.033-51308 and 811-07142)

Ladies and Gentlemen:

This filing is for the purpose of submitting exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in (i) the Prospectus dated February 1, 2013 as amended February 8, 2013 for the Highland Alpha Trend Strategies Fund, Highland Alternative Income Fund, Highland Trend Following Fund, Highland Core America Equity Fund, Highland Dividend Equity Fund, Highland Premier Growth Equity Fund, Highland Small-Cap Equity Fund, Highland Global Select Equity Fund, Highland International Equity Fund, Highland Fixed Income Fund, Highland Tax-Exempt Fund and Highland Total Return Fund, each a series of the Trust, and (ii) the Prospectus dated February 1, 2013 as amended February 8, 2013 for the Highland Energy MLP Fund, as filed electronically via EDGAR with the Securities and Exchange Commission on February 8, 2013 (Accession No. 0001193125-13-046647).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes
Francine S. Hayes
Vice President and Managing Counsel

cc:	E. Powell